Schedule of Real Estate Properties (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Jun. 28, 2022		Dec. 31, 2021	Nov. 30, 2021
Real Estate [Abstract]
Land		$ 38,741			$ 22,116	$ 3,159	[1]
Building and improvements		17,843			16,256	10,226	[1]
Intangible assets		9,495	424		9,672	6,731	[1]
Real estate under construction		133,898	4,633		76,882	11,853	[1]
Total real estate		199,977	5,057		124,926	31,969	[1]
Accumulated depreciation and amortization		(1,719)			(629)		[1]
Real estate, net		198,258	5,057		124,297	31,969	[1]
Cash and cash equivalents		143,467	87		192,131	2,165
Other assets		12,270	2,105	[2]	1,241	519	[3]
Total assets			7,249			34,653
Debt, net					$ 10,790	10,787	[1]
Due to affiliates						89	[1]
Accounts payable			363			302	[1]
Accrued expenses and other liabilities			16			403	[1]
Total liabilities			379			11,581
Amounts attributable to noncontrolling interests	[4]		3,100
Total net assets			$ 3,770			$ 23,072

[1]	Represents non-cash investing activity during the year ended December 31, 2021.
[2]	Includes restricted cash of $1.4 million.
[3]	Includes restricted cash of $0.3 million. The remaining $0.2 million represents non-cash investing activity during the year ended December 31, 2021.
[4]	Represents a non-cash financing activity during the year ended December 31, 2022.